SHARE CAPITAL AND EARNINGS PER SHARE - Narrative (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Jun. 06, 2025
Share Capital, Reserves And Other Equity Interest [Abstract]
Number of shares issued and fully paid (in shares)	321,734,387	320,265,108
Share repurchase program, authorized (in shares)			16,019,294
Repurchase and cancellation of common shares (in shares)	191,100	856,230
Weighted average share price (in CAD per share)	$ 36.52	$ 24.85
Payments to acquire or redeem entity's shares	$ 7.0	$ 21.3
Number of potential ordinary shares that are antidilutive in period presented (in shares)	0	1,637,584